REAL ESTATE INVESTMENTS	12 Months Ended
Dec. 31, 2017
Real Estate [Abstract]
REAL ESTATE INVESTMENTS
REAL ESTATE INVESTMENTS

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Value	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Value
Land	$182,238	$—	$182,238	$220,317	$—	$220,317
Building and improvements	2,216,461	(208,540)	2,007,921	2,430,658	(163,670)	2,266,988
Furniture, fixtures and equipment	113,063	(67,254)	45,809	122,204	(55,298)	66,906
Total real estate investments	$2,511,762	$(275,794)	$2,235,968	$2,773,179	$(218,968)	$2,554,211

Depreciation expense was $91.6 million, $92.4 million and $72.8 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The following table summarizes our real estate intangibles:

	December 31, 2017				December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Weighted Average Remaining Amortization Period
Above/below market lease intangibles, net	$1,607	$(380)	$1,227	12.9 years	$2,426	$(419)	$2,007	13.4 years
In-place lease and other intangibles	262,831	(248,818)	14,013	18.3 years	317,503	(255,033)	62,470	5.2 years
Total intangibles	$264,438	$(249,198)	$15,240		$319,929	$(255,452)	$64,477

Amortization expense was $48.3 million, $92.2 million and $87.6 million for the years ended December 31, 2017, 2016 and 2015, respectively. Additionally, amortization of above/below market leases was $0.1 million for each of the years ended December 31, 2017, 2016 and 2015, and is reported as a net reduction to “Rental revenue” in the Consolidated Statements of Operations.

The following table sets forth the estimated future amortization of intangible assets as of December 31, 2017:

Years Ending December 31
2018	$8,344
2019	448
2020	448
2021	448
2022	448
Thereafter	5,104
Total intangibles	$15,240

Impact from Hurricane Irma

Due to the impact of Hurricane Irma, we recognized $1.5 million for damage remediation and other incremental costs in 2017 which is included in “Other expense” in the Consolidated Statements of Operations. We do not expect additional remediation costs in subsequent periods to be material.